Commitments and Contingencies (Details 1) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Total lease liability	$ 269,054	$ 269,054	$ 269,054
Reduction of lease liability	(146,757)	(128,412)	(55,034)
Operating lease right of use asset	122,297	140,642	214,020
Less short term portion	(73,378)	(73,378)	(73,378)
Long term portion	$ 48,919	$ 67,264	$ 140,642